Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Critical Accounting Judgements, Estimates and Assumptions
NOTE 3. CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.
(a) Grant income
Grant income is based on judgements of management when determining the amount of grant income to recognise based on an assessment of qualifying expenditure and relevant rules and regulations in each tax jurisdiction.
(b) Development expenditure
The consolidated entity has expensed all internal development expenditure incurred during the fiscal year as the costs relate to the initial expenditure for development of biopharmaceutical products and the generation of future economic benefits is not considered probable given the current stage of development. It was considered appropriate to expense the development costs as they did not meet the criteria to be capitalized under AASB 138 (IAS 38) Intangible Assets.
(c) Liquidity
The Group has experienced significant recurring operating losses and negative cash flows from operating activities since its inception. As at June 30, 2022, the Group holds cash and cash equivalents of $79,995,129 (2021: $60,593,191).
In line with the Company’s financial risk management, the directors have carefully assessed the financial and operating implications of the above matters, including the expected cash outflows of ongoing research and development activities of the Group over the next 12 months.

Based on this consideration, the directors are of the view that the Group will be able to pay its debts as and when they fall due for at least 12 months following the date of these financial statements and that it is appropriate for the financial statements to be prepared on a going concern basis. Monitoring and addressing the ongoing cash requirements of the Group is a key focus of the directors. This involves consideration of future capital raising initiatives, and the control of variable spending on research and development activities of the Group.
(d) Assessment on the carrying value of intellectual property
Costs incurred in acquiring intellectual property are capitalised and amortised on a straight-line basis over a period not exceeding the life of the patents. Where a patent has not been formally granted, the company estimates the life of the granted patent in accordance with the provisional application. Costs include only those costs directly attributable to the acquisition of the intellectual property.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Intellectual property represents the largest asset of the Group as at June 30, 2022 and the most significant asset given the current research and development phase of operations. Accordingly, as commercial production has not yet commenced there is some judgment required in assessing the continued viability on the use of the intellectual property. Refer to note1(g).
In March 2020, the novel coronavirus
(COVID-19),
was declared a world-wide pandemic by the World Health Organisation. This has spread rapidly throughout the world, including Australia, causing significant disruption to business and economic activity. The Group implemented business continuity procedures in place and implemented measures and safeguards to address health and safety risks whilst continuing to carry out ongoing clinical trials. To date, the Group’s operations have been maintained with limited disruption and the Group has undertaken additional measures to protect the health of its employees and patients.
However, the ongoing pandemic has increased the estimation uncertainty in the preparation of the consolidated financial statements. The estimation uncertainty associated with the magnitude and duration of
COVID-19
is as follows:

•	The continued pandemic has led to volatility in the global capital markets, which could adversely affect the company’s ability to access the capital markets.

•	It is possible that the continued spread of COVID-19 could delay the future recruitment of clinical trials and therefore could lead to an indication of impairment in the intangible assets.

•	The continued pandemic could cause the delay of clinical trials conducted by our partners, which could potentially have an adverse impact on the future license income.
The consolidated entity has applied accounting estimates in the consolidated financial statements based on forecasts of economic conditions which reflect expectations and assumptions as at June 30, 2022 about future events, including
COVID-19
that management believe are reasonable in the circumstances. While there was not a material impact to our consolidated financial statements as of and for the period ended June 30, 2022, resulting from our assessments, our future assessment of our current expectations at that time of the magnitude and duration of
COVID-19,
as well as other factors, could result in material impacts to our consolidated financial statements in future reporting periods.
(e) Investment in subsidiaries
Investments in subsidiaries held by Immutep Limited are accounted for at cost in the separate financial statements of the parent entity.
Given the current phase of operations, management has recognised these assets to the extent of the value of tangible assets and liabilities consisting of the following adjusting for any impairment loss:

•	Cash held with bank

•	Intellectual property

•	Accounts receivables and payables with external parties
(f)

Fair value estimates of convertible note and warrant liability
Fair value estimation of convertible note and warrant liability is included in the notes 1(l) and (m) and notes 15 and 16 of the financial statements.